PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,335,172	$ 3,420,886		$ 2,684,985
Accumulated depreciation	(1,863,570)	(1,847,441)		(1,487,793)
Total property and equipment, net	1,471,602	1,573,445	[1]	1,197,192
Plant and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,101,342	2,147,617		1,553,939
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	242,104	246,697		201,287
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	597,357	613,891		559,362
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 394,369	$ 412,681		$ 370,397

[1]	Derived from audited financial statements